Derivative instruments and hedging activities - Summary of Fair Value Hedges (Detail) - Fair value hedges [member] - Fixed rate bonds [member] ¥ in Millions	Mar. 31, 2025 JPY (¥)
Derivative Instruments And Hedging Activities [Line Items]
Carrying amount of hedged items asset	¥ 485,960
Accumulative fair value hedge adjustments asset	¥ (3,330)